Capitalized Merger Costs	9 Months Ended
Sep. 30, 2022
Capitalized Merger Costs [Abstract]
Capitalized Merger Costs
3.	CAPITALIZED MERGER COSTS
Capitalized merger costs as of September 30, 2022 consisted entirely of specific incremental costs directly attributable to the Agreement and Plan of Merger which have been deferred in accordance Staff Accounting Bulletin (SAB) Topic 5.A.